TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE PAYABLES [Text Block]
NOTE 12 -	TRADE PAYABLES
	December 31,
	2024	2023

Open accounts in Israel (*)	$2,230	$3,686
Open accounts abroad	8,929	5,537

	$11,159	$9,223

(*)	Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $187 as of December 31, 2023. See also Note 24A below.